REDEEMABLE NON-CONTROLLING INTERESTS - Redeemable non-controlling interest (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
REDEEMABLE PREFERRED SHARES
Capital contribution from redeemable non-controlling shareholder	¥ 105,000
Net loss attributable to redeemable non-controlling interests	(2,807)
Accretion to redemption value of redeemable non-controlling interests	18,627
Redeemable non-controlling interests	¥ 120,820